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                                JPMORGAN TRUST I

                       JPMORGAN INTERNATIONAL EQUITY FUNDS
                            JPMorgan Asia Equity Fund
                      JPMorgan Emerging Markets Equity Fund
                       JPMorgan International Equity Fund
                       JPMorgan International Growth Fund
                    JPMorgan International Opportunities Fund
                        JPMorgan International Value Fund
                         JPMorgan Intrepid European Fund
                               JPMorgan Japan Fund
                                ALL SHARE CLASSES


                            JPMORGAN TAX AWARE FUNDS
                   Tax Aware International Opportunities Fund
                                ALL SHARE CLASSES



                                JPMORGAN TRUST I

                            JPMORGAN SPECIALTY FUNDS
                         JPMorgan Global Healthcare Fund
                                ALL SHARE CLASSES


                                JPMORGAN TRUST II

                              JPMORGAN INCOME FUNDS
                          JPMorgan High Yield Bond Fund
                                ALL SHARE CLASSES

                          JPMORGAN INTERNATIONAL FUNDS
                    JPMorgan International Equity Index Fund
                                ALL SHARE CLASSES

                            JPMORGAN SPECIALTY FUNDS
                            JPMorgan Technology Fund
                                ALL SHARE CLASSES



                         SUPPLEMENT DATED JULY 28, 2005
                   TO THE PROSPECTUSES DATED FEBRUARY 19, 2005

In the "How to do Business with the Funds" section, in the paragraph titled "Do I pay a redemption fee?", the last paragraph is deleted and the following is substituted in its place:

         The Funds often do not have direct access to shareholder information and are dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. For these accounts, the Funds that assess redemption fees generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Funds. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                                                SUP-VARIOUS-705